Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2014
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

9. Financial Instruments and Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, trade receivables and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate nature thereof. Derivative financial instruments are stated at fair values.

When the interest rate swap contracts (refer to Note 8) qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while the ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the accompanying condensed consolidated balance sheets and derivative gains / (losses) in the accompanying unaudited interim condensed consolidated statements of comprehensive loss and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2013	June 30, 2014
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$(87,295)	$-
Interest rate swaps	Current liabilities – Interest rate swaps	294,505	-
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	22,683	-
	Subtotal	$229,893	$-

Derivatives not designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$-	$(52,110)
Interest rate swaps	Current liabilities – Interest rate swaps	685,960	863,451
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	359,433	164,539
	Subtotal	$1,045,393	$975,880

Total derivatives		$1,275,286	$975,880

Effect of Derivative Instruments designated as hedging instruments

Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion

	Six Months Ended June 30,
	2013	2014
Interest rate swaps	$ 403,710	$131,238
Total	$ 403,710	$131,238

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Six Months Ended June 30,
	Location	2013	2014
Interest rate swaps – Realized Loss	Interest and finance costs	$(154,637)	$(98,656)
Total		$(154,637)	$(98,656)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the six months ended June 30, 2013 and 2014.

Effect of Derivative Instruments not designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2013	2014
Interest rate swaps – Fair value	Gain / (Loss) on derivatives, net	$508,816	$69,512
Interest rate swaps – Realized Loss	Gain / (Loss) on derivatives, net	(488,690)	(405,175)
Net gain / (loss) on derivatives		$20,126	$(335,663)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements (refer to Note 8) is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2013 and June 30, 2014.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2013	June 30, 2014
Interest rate swaps – asset	$(87,295)	$(52,110)
Interest rate swaps – liability	1,362,581	1,027,990
Total	$1,275,286	$975,880

Marketable securities – shares of Korea Line Corporation (“KLC”):

In April 2014, the Company sold a total of 6,596 KLC shares at an average sale price of $26.50 per share. The total cash received from the sale of these shares amounted to $173,388, net of commissions. A gain from marketable securities, net, of $11,598 was recorded in the second quarter of 2014.

Following the sale of the 6,596 KLC shares, the fair value of the remaining 59,300 KLC shares as of June 30, 2014, based on the respective latest publicly available information, was $1,374,313. The corresponding loss on change in the fair value of $80,226 was recognized in other comprehensive income / (loss).

		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2013	2014
Marketable securities – Initial measurement	Gain from marketable securities, net	$3,113,306	$-
Marketable securities – Realized Gain	Gain from marketable securities, net	-	11,598
Net gain on marketable securities		$3,113,306	$11,598

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of June 30, 2014.

Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2013	June 30, 2014
KLC Shares – Marketable Securities	$1,616,329	$1,374,313

Financial Assets that are measured at fair value on a non-recurring basis

Investment in Box Ships Inc.:

During the six months ended June 30, 2014, in accordance with the accounting guidance relating to loss in value of an investment that is other than a temporary decline, the Company recognized an impairment loss on its investment in Box Ships’ common shares.

The decline in the fair value of the investment in Box Ships based on the closing price of Box Ships’ common share as of March 31, 2014 and June 30, 2014, was considered as other than temporary and therefore an aggregate loss of $5,633,627 was recognized. The respective loss is included in Loss on investment in affiliate in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2014.

The fair value of the investment in Box Ships is based on quoted prices of Box Ships share of stock (NYSE: TEU) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the Company’s investment in Box Ships as of June 30, 2014.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$5,190,625	$5,633,627

As of December 31, 2013 and June 30, 2014, the Company did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis, other than the ones discussed above.